CONSOLIDATED STATEMENTS OF INCOME/(LOSS) AND COMPREHENSIVE INCOME/(LOSS) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues:
Total revenues		¥ 20,055	$ 2,909	¥ 20,029	¥ 18,327
Less: Sales tax and surcharges		(16)	(2)	(6)	(11)
Net revenues		20,039	2,907	20,023	18,316
Cost of revenues		(4,513)	(654)	(4,598)	(4,031)
Gross profit		15,526	2,253	15,425	14,285
Operating expenses:
Product development		(8,341)	(1,209)	(8,992)	(7,667)
Sales and marketing		(4,250)	(616)	(4,922)	(4,405)
General and administrative		(2,847)	(413)	(2,922)	(3,636)
Total operating expenses		(15,438)	(2,238)	(16,836)	(15,708)
(Loss)/income from operations		88	15	(1,411)	(1,423)
Interest income		2,046	297	2,132	2,187
Interest expense		(1,514)	(219)	(1,565)	(1,716)
Other (expense)/income		2,015	292	373	(273)
(Loss)/Income before income tax expense and equity in (loss)/income of affiliates		2,635	385	(471)	(1,225)
Income tax expense		(682)	(99)	(270)	(355)
Equity in (loss)/income of affiliates		(586)	(85)	96	(1,689)
Net (loss)/income		1,367	201	(645)	(3,269)
Net loss attributable to non-controlling interests		36	5	95	62
Accretion to redemption value of redeemable non-controlling interests		0	0	0	(40)
Net (loss)/income attributable to Trip.com Group Limited		1,403	206	(550)	(3,247)
Net (loss)/income		1,367	201	(645)	(3,269)
Other comprehensive (loss)/income:
Foreign currency translation		78	11	2	75
Unrealized securities holding (losses)/gains, net of tax		(1,126)	(163)	2	(178)
Less: Reclassification adjustment for losses included in net (loss)/income, net of tax (Note 7)		884	128	0	0
Total comprehensive (loss)/income		1,203	177	(641)	(3,372)
Comprehensive loss attributable to non-controlling interests		43	6	95	22
Comprehensive (loss)/income attributable to Trip.com Group Limited		¥ 1,246	$ 183	¥ (546)	¥ (3,350)
Weighted average ordinary shares outstanding
- Basic shares (in shares)	[1]	648,380,590	648,380,590	634,109,233	600,888,208
- Diluted shares (in shares)	[1]	657,092,826	657,092,826	634,109,233	600,888,208
Product development
Share-based compensation included in Operating expenses above is as follows:
Share-based compensation		¥ 567	$ 82	¥ 802	¥ 964
Sales and marketing
Share-based compensation included in Operating expenses above is as follows:
Share-based compensation		115	17	149	159
General and administrative
Share-based compensation included in Operating expenses above is as follows:
Share-based compensation		¥ 506	$ 73	¥ 730	¥ 750
Ordinary shares
(Losses)/earnings per ordinary share (Note i)
- (Loss)/earnings per ordinary share/ADS, Basic (in RMB or dollars per share) | (per share)	[1]	¥ 2.17	$ 0.31	¥ (0.87)	¥ (5.4)
- Loss)/earnings per ordinary share/ADS, Diluted (in RMB or dollars per share) | (per share)	[1]	2.14	0.31	(0.87)	(5.4)
ADS
(Losses)/earnings per ordinary share (Note i)
- (Loss)/earnings per ordinary share/ADS, Basic (in RMB or dollars per share) | (per share)	[1]	2.17	0.31	(0.87)	(5.4)
- Loss)/earnings per ordinary share/ADS, Diluted (in RMB or dollars per share) | (per share)	[1]	¥ 2.14	$ 0.31	¥ (0.87)	¥ (5.4)
Accommodation reservation
Revenues:
Total revenues		¥ 7,400	$ 1,073	¥ 8,148	¥ 7,132
Transportation ticketing
Revenues:
Total revenues		8,253	1,197	6,905	7,146
Packaged tours
Revenues:
Total revenues		797	116	1,105	1,241
Corporate travel
Revenues:
Total revenues		1,079	157	1,347	877
Others
Revenues:
Total revenues		¥ 2,526	$ 366	¥ 2,524	¥ 1,931

[1]	Basic and diluted losses per ordinary share and weighted average ordinary shares outstanding for the years ended December 31, 2020 have been retrospectively adjusted for the Share Subdivision that became effective on March 18, 2021 as detailed in Note 2 and Note 20.